DERIVATIVE LIABILITY	12 Months Ended
Jan. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY [Text block]

13. DERIVATIVE LIABILITY

A summary of the Company's derivative liabilities is as follows:

	Conversion feature of convertible promissory notes	Earn out shares	Total
	$	$	$
Balance, January 31, 2021	485,157	9,273,970	9,759,127
Fair value adjustment on derivative liabilities	(485,157)	(8,091,133)	(8,576,290)
Settlement of Phantom earn out	-	(677,939)	(677,939)
Effect of foreign exchange	-	501,470	501,470
Balance, January 31, 2022	-	1,006,368	1,006,368
Fair value adjustment on derivative liabilities	-	(742,483)	(742,483)
Effect of foreign exchange	-	(24,185)	(24,185)
Balance, January 31, 2023	-	239,700	239,700

Upon the February 4, 2019 acquisition of Phantom Farms, the vendors can earn up to 4,500,000 'earn out' shares over a period of seven years. The conditions were based on the Company's common shares exceeding certain share prices during the period. The fair value of the derivative liability is derived using a Monte Carlo simulation. On January 24, 2022, the Company issued 1,300,000 common shares for full settlement of the Phantom earn out shares.

Upon the May 24, 2019 acquisition of Swell Companies, the vendors can earn up to 6,000,000 'earn out' shares over a period of seven years. The conditions were based on the Company's common shares exceeding certain share prices during the period. Additionally, the 50% of the earn out shares are earned upon a change of control of the Company. The fair value of the derivative liability is derived using a Monte Carlo simulation.

A summary of the Company's significant inputs into the Monte Carlo simulation used to determine the fair value of earn out shares is as follows:

	January 31, 2023	January 31, 2022
Discount rate	4.43%	1.24%
Expected life in years	3.31	4.33
Expected stock volatility	80%	80%
Expected volatility of foreign exchange	6.40%	6.52%
The conversion feature of the June 13, 2018 and May 24, 2019 convertible promissory notes expired on June 13, 2021 and May 24, 2021, respectively. As such, the fair value of each at January 31, 2023 and 2022 was $nil and $nil, respectively.